(13) Accrued Expenses: Schedule Of Accrued Expenses (Details) (USD $)	Dec. 31, 2013	Sep. 30, 2013
Details
Accrued Royalties, Current	$ 843,676	$ 714,400
Accrued payroll, taxes and employee benefits	493,623	473,179
Accrued Professional Fees, Current	308,324	317,300
Value added and business flat taxes	91,101	262,880
Accrued travel costs	82,080	50,000
Legal costs	78,070	57,001
Settlement costs	70,000	76,000
Accrued interest	63,793	27,394
Board of Directors fees	60,000	68,090
Accrued cellular costs	57,630	55,000
Accrued outside services	39,728	33,022
Warranty and manufacturing costs	30,622	30,622
Accrued other expenses	14,952	15,903
Accrued liabilities	$ 2,233,599	$ 2,180,791